PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Changes in Stock Options Issued (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	904,390	1,989,375	3,284,875
Number of share options expired (in shares) | shares	(904,390)	(1,084,985)	(1,295,500)
Exercise price of outstanding share options (in USD per share)	$ 0	$ 91.98
Weighted average exercise price of share options outstanding (in USD per share)	0	91.98	$ 100.33	$ 145.86
Weighted average exercise price of share options expired (in USD per share)	$ 91.98	$ 107.29	$ 215.77
Number of share options exercisable (in shares) | shares	0	904,390	1,989,375
Exercise price of exercisable share options (in USD per share)	$ 0	$ 91.98
Weighted average exercise price of share options exercisable (in USD per share)	0	91.98	$ 100.33
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)			91.98	63.42
Exercise price of expired share options (in USD per share)	$ 91.98	91.98	63.42
Exercise price of exercisable share options (in USD per share)			91.98
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share)			109.14	$ 235.32
Exercise price of expired share options (in USD per share)		$ 109.14	235.32
Exercise price of exercisable share options (in USD per share)			$ 109.14